Segment Reporting (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
U.S. [Member]
Segment Reporting [Line Items]
Total long-term assets	$ 18,618,515	$ 21,774,378
Long-term assets, percentage	93.00%	93.00%
Canada [Member]
Segment Reporting [Line Items]
Total long-term assets	$ 1,419,559	$ 1,516,949
Long-term assets, percentage	7.00%	7.00%